Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
15. Leases

Operating lease right-of-use-assets and finance leases are recognized in the consolidated balance sheets within Other assets and Property, plant and equipment, net, respectively. Operating lease liability and finance lease liability are recognized in the Consolidated Balance Sheet within Other liabilities and Debt obligations, respectively. As of December 31, 2019, lease right-of-use assets and lease liabilities consists of the following (in millions):

Right-of-use assets:
Operating lease (Other assets)	$50.2
Finance lease (Property, plant and equipment, net)	2.1
Total right-of-use assets	$52.3

Lease liabilities:
Operating lease (Other liabilities)	$53.8
Finance lease (Debt obligations)	1.6
Total lease liabilities	$55.4

The tables below present financial information associated with the Company's leases. This information is only presented as of, and for the year ended December 31, 2019 as the Company adopted ASC 842 using a transition method that does not require application to periods prior to adoption. The Company has entered into operating and finance lease agreements primarily for land, office space, equipment and vehicles, expiring between 2020 and 2045.

The following table summarizes the components of lease expense for the year ended December 31, 2019 (in millions):

Finance lease cost:
Amortization of right-of-use assets	$1.2
Interest on lease liabilities	0.2
Net finance lease cost	1.4
Operating lease cost	14.5
Variable lease cost	0.3
Sublease income	(0.1)
Total lease cost	$16.1

Cash flow information related to leases for the year ended December 31, 2019 are as follows (in millions):

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$0.2
Financing cash flows from finance leases	$1.4
Operating cash flows from operating leases	$14.6
Right-of-use assets obtained in exchange for new lease liabilities
Finance leases	$2.1
Operating leases	$63.5

As of December 31, 2019, the weighted-average remaining lease term and the weighted-average discount rate for finance leases and operating leases are as follows:

Weighted-average remaining lease term (years) - operating lease	5.2
Weighted-average remaining lease term (years) - finance lease	1.8
Weighted-average discount rate - operating lease	6.9%
Weighted-average discount rate - finance lease	9.4%
As of December 31, 2019, undiscounted cash flows for finance and operating leases are as follows (in millions):

	Operating Leases	Finance Leases
2020	$15.0	$1.0
2021	13.3	0.6
2022	10.9	0.1
2023	8.8	—
2024	6.6	—
Thereafter	8.3	—
Total future lease payments	62.9	1.7
Less: Present values	(9.1)	(0.1)
Total lease liability balance	$53.8	$1.6

The Company expects $5.4 million of lease payments in 2020 resulting from short-term leases not accounted for under ASC 842.

Leases
15. Leases

Operating lease right-of-use-assets and finance leases are recognized in the consolidated balance sheets within Other assets and Property, plant and equipment, net, respectively. Operating lease liability and finance lease liability are recognized in the Consolidated Balance Sheet within Other liabilities and Debt obligations, respectively. As of December 31, 2019, lease right-of-use assets and lease liabilities consists of the following (in millions):

Right-of-use assets:
Operating lease (Other assets)	$50.2
Finance lease (Property, plant and equipment, net)	2.1
Total right-of-use assets	$52.3

Lease liabilities:
Operating lease (Other liabilities)	$53.8
Finance lease (Debt obligations)	1.6
Total lease liabilities	$55.4

The tables below present financial information associated with the Company's leases. This information is only presented as of, and for the year ended December 31, 2019 as the Company adopted ASC 842 using a transition method that does not require application to periods prior to adoption. The Company has entered into operating and finance lease agreements primarily for land, office space, equipment and vehicles, expiring between 2020 and 2045.

The following table summarizes the components of lease expense for the year ended December 31, 2019 (in millions):

Finance lease cost:
Amortization of right-of-use assets	$1.2
Interest on lease liabilities	0.2
Net finance lease cost	1.4
Operating lease cost	14.5
Variable lease cost	0.3
Sublease income	(0.1)
Total lease cost	$16.1

Cash flow information related to leases for the year ended December 31, 2019 are as follows (in millions):

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$0.2
Financing cash flows from finance leases	$1.4
Operating cash flows from operating leases	$14.6
Right-of-use assets obtained in exchange for new lease liabilities
Finance leases	$2.1
Operating leases	$63.5

As of December 31, 2019, the weighted-average remaining lease term and the weighted-average discount rate for finance leases and operating leases are as follows:

Weighted-average remaining lease term (years) - operating lease	5.2
Weighted-average remaining lease term (years) - finance lease	1.8
Weighted-average discount rate - operating lease	6.9%
Weighted-average discount rate - finance lease	9.4%
As of December 31, 2019, undiscounted cash flows for finance and operating leases are as follows (in millions):

	Operating Leases	Finance Leases
2020	$15.0	$1.0
2021	13.3	0.6
2022	10.9	0.1
2023	8.8	—
2024	6.6	—
Thereafter	8.3	—
Total future lease payments	62.9	1.7
Less: Present values	(9.1)	(0.1)
Total lease liability balance	$53.8	$1.6

The Company expects $5.4 million of lease payments in 2020 resulting from short-term leases not accounted for under ASC 842.